Quarterly Report
September 30, 2020
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace – 0.6%
Boeing Co., 4.508%, 5/01/2023	$1,375,000	$1,449,718
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	1,049,000	1,152,636
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	123,182
		$2,725,536
Asset-Backed & Securitized – 30.2%
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	$1,900,315	$1,865,604
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,867,255
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	668,209
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.302% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,210,000	2,185,137
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.452% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	615,806
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.702% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	304,446
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.052% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	264,000	251,099
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.594% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,708,387
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,711,197
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.171% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	720,558
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.702% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,605,087	1,562,780
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.252% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,736,000	1,702,622
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.152% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	1,183,944	1,169,732
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.502% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,247,481	1,221,490
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.652% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,727,281	1,672,231
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.452% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,410,155	1,352,189
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.702% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,776,462	1,681,988
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.935%, 12/15/2051 (i)(n)	22,097,591	1,150,264
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.252% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	1,966,973
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	1,071,618	1,073,564
BXMT Ltd., 2020-FL2, “B”, FLR, 1.55% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,445,000	1,412,488
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	557,261	571,112
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	2,927,000	2,976,656
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.452%, 5/10/2050 (i)	17,349,008	1,059,653
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	373,518	377,925
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	118,158	120,258
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,206,454
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	536,000	539,768
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	872,975
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	741,000	745,554
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	994,000	997,741
Commercial Mortgage Pass-Through Certificates, 2019-BN24 ,“XA”, 0.767%, 11/15/2062 (i)	8,915,252	462,253
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	47,734	47,771
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	699,970	700,759
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.495% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,535,081	2,520,368
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,843,000	1,884,401
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	754,000	766,421
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	120,316	120,560
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	187,351	188,009
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	792,148	797,747
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	387,922	390,497
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.85% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,927,000	1,849,752
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,150,000	2,196,134
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	365,000	370,432
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	500,000	513,369
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.775% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,520,000	2,504,683
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.501% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	2,596,500	2,572,423
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	14,277	14,258
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,228,000	1,260,711
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	945,000	969,155

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	$665,867	$674,557
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	622,000	627,434
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	456,000	458,483
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.272% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,512,500	1,501,156
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.056% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	386,503	383,952
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.182%, 5/10/2050 (i)	15,730,313	909,536
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.271%, 8/10/2050 (i)	15,695,447	911,149
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.247%, 5/12/2053 (i)	8,354,055	753,941
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	1,106,000	1,111,230
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	635,000	636,308
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.1% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,352,837
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	2,537,414	2,529,925
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.052% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	1,834,484	1,831,037
JPMorgan Chase Commercial Mortgage Securities Corp., 1.206%, 9/15/2050 (i)	14,937,009	773,416
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.15% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,355,500	1,314,835
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.652% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,205,531
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.702% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	709,986
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.202% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	1,253,292	1,228,226
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.522% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	2,200,135	2,139,631
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,537,231	1,525,205
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,854,111	1,819,851
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.771% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,731,281
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.471% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,490,724
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.725% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,309,265	2,257,785
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.278% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	1,307,000	1,284,944
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.578% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,307,000	1,282,503
MF1 Ltd., 2020-FL3, “B”, FLR, 3.902% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	192,000	194,160
MF1 Ltd., 2020-FL3, “C”, FLR, 4.652% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	274,500	278,961
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.562%, 5/15/2050 (i)	16,960,421	1,010,702
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.581%, 6/15/2050 (i)	7,711,675	488,218
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.03%, 12/15/2051 (i)	17,980,025	1,021,499
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.071% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,459,479
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	369,808	371,054
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.098% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	432,000	429,763
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.098% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	367,000	369,129
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.498% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	338,000	339,156
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.298% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	279,000	279,645
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.871% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	2,056,577	2,019,293
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,038,000	1,038,087
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,050,000	1,052,273
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,723,824	1,813,126
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	1,474,000	1,498,402
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	292,941	298,320
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	375,599	383,634
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.166% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	878,571
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.921% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	679,831
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.252% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	2,803,307	2,755,460
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051 (n)	1,208,000	1,208,508
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051 (n)	219,000	219,094
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051 (n)	262,000	262,113
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 1.322% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	2,055,201	2,049,084
Student Loan Consolidation Center, “A”, FLR, 1.368% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	199,893	200,821
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 2.471% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,743,000	1,743,279
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.621% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	858,483
TICP CLO Ltd., 2018-3R, “C”, FLR, 2.071% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,486,911
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.6% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	2,192,500	2,156,872
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.155%, 11/15/2050 (i)	11,965,474	590,915
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.172%, 12/15/2051 (i)	9,051,550	564,790
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	1,230,000	1,235,929

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	$836,359	$838,734
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	561,293	560,592
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.975% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	864,053	837,729
		$129,379,898
Automotive – 4.3%
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	$1,088,000	$1,089,360
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,192,000	1,199,450
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	857,000	839,766
General Motors Financial Co., 1.7%, 8/18/2023	1,491,000	1,494,726
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,203,000	1,243,250
Harley-Davidson Financial Services, FLR, 1.18% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,672,000	1,669,785
Hyundai Capital America, 2.85%, 11/01/2022 (n)	355,000	367,113
Hyundai Capital America, 2.375%, 2/10/2023 (n)	534,000	548,226
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,129,000	1,252,306
Hyundai Capital America, 5.875%, 4/07/2025 (n)	1,872,000	2,180,449
Toyota Motor Credit Corp., 3%, 4/01/2025	1,520,000	1,662,345
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,356,000	1,361,227
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,356,000	1,405,696
Volkswagen Group of America Co., 3.125%, 5/12/2023 (n)	234,000	247,014
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	1,120,000	1,187,762
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	560,000	578,914
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	215,000	234,768
		$18,562,157
Broadcasting – 0.6%
Fox Corp., 3.666%, 1/25/2022	$734,000	$765,406
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,635,000	1,635,000
		$2,400,406
Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,157,000	$2,247,158
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	610,596
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	257,768
		$3,115,522
Business Services – 0.4%
Equinix, Inc., 1.25%, 7/15/2025	$375,000	$377,569
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,510,277
		$1,887,846
Cable TV – 0.6%
SES S.A., 3.6%, 4/04/2023 (n)	$2,469,000	$2,530,749
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	$340,000	$396,165
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	385,000	394,099
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,415,000	1,527,888
		$2,318,152
Computer Software - Systems – 0.3%
Apple, Inc., 1.7%, 9/11/2022	$1,292,000	$1,326,992
Conglomerates – 1.3%
Carrier Global Corp., 2.242%, 2/15/2025 (n)	$1,434,000	$1,495,908
Roper Technologies, Inc., 2.8%, 12/15/2021	1,606,000	1,646,652
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,237,000	2,429,425
		$5,571,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$550,000	$566,474
Consumer Services – 0.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,288,491
Booking Holdings, Inc., 4.1%, 4/13/2025	171,000	192,413
		$1,480,904
Electronics – 0.8%
Broadcom, Inc., 2.25%, 11/15/2023	$600,000	$623,788
Broadcom, Inc., 4.7%, 4/15/2025	493,000	560,202
Broadcom, Inc., 3.15%, 11/15/2025	600,000	649,877
Microchip Technology, Inc., 3.922%, 6/01/2021	1,514,000	1,547,510
		$3,381,377
Emerging Market Quasi-Sovereign – 0.7%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$1,950,939
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	1,018,512
		$2,969,451
Emerging Market Sovereign – 0.4%
Government of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,572,000	$1,570,035
Energy - Integrated – 0.7%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,857,000	$2,011,264
Exxon Mobil Corp., 1.571%, 4/15/2023	683,000	702,513
Suncor Energy, Inc., 2.8%, 5/15/2023	188,000	197,048
		$2,910,825
Entertainment – 0.3%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$1,207,000	$1,200,965
Financial Institutions – 1.9%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,585,000	$1,641,665
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	1,212,000	1,308,434
AerCap Ireland Capital/AerCap Ireland Global Co., 3.15%, 2/15/2024	1,399,000	1,385,239
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	1,955,000	1,921,076
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,152,319
Century Housing Corp., 3.995%, 11/01/2021	748,000	753,437
		$8,162,170
Food & Beverages – 1.1%
Conagra Brands, Inc., 3.8%, 10/22/2021	$1,121,000	$1,159,151
Constellation Brands, Inc., FLR, 0.98% (LIBOR - 3mo. + 0.7%), 11/15/2021	852,000	852,060
Diageo Capital PLC, 1.375%, 9/29/2025	660,000	676,398
Mondelez International, Inc., 0.625%, 7/01/2022	1,800,000	1,806,327
		$4,493,936
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,459,000	$1,561,072
Marriott International, Inc., 2.3%, 1/15/2022	1,564,000	1,575,718
Marriott International, Inc., 3.75%, 10/01/2025	370,000	380,843
		$3,517,633
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$96,000	$97,390
Howard University, Washington D.C., 2.801%, 10/01/2023	106,000	108,481
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	91,000	89,930
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	117,000	119,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$144,000	$147,719
		$563,133
Insurance – 0.4%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$913,000	$917,787
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	900,430
		$1,818,217
Insurance - Health – 0.6%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$2,475,000	$2,476,555
Insurance - Property & Casualty – 0.4%
Aon PLC, 2.2%, 11/15/2022	$821,000	$849,483
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	807,000	830,289
		$1,679,772
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,263,000	$1,354,693
Machinery & Tools – 0.8%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,262,000	$2,430,355
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	447,390
Deere & Co., 2.75%, 4/15/2025	287,000	312,803
		$3,190,548
Major Banks – 11.2%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$1,855,000	$1,867,855
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	1,345,000	1,354,466
Bank of America Corp., 2.881%, 4/24/2023	2,896,000	2,995,590
Bank of America Corp., 4.2%, 8/26/2024	692,000	770,638
Bank of Montreal, 2.05%, 11/01/2022	1,168,000	1,207,161
Barclays PLC, 4.61%, 2/15/2023	2,947,000	3,083,998
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	572,049
Credit Agricole, “A”, FLR, 1.702% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,285,496
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	872,000	901,987
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	443,000	478,190
Goldman Sachs Group, Inc., 3%, 4/26/2022	2,302,000	2,335,248
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	827,752
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,521,000	1,572,447
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	491,000	511,806
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	910,000	920,885
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,827,000	2,937,507
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,701,000	2,793,274
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,380,000	1,494,928
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	1,642,000	1,700,051
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	448,000	452,885
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,623,000	1,665,456
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	1,921,000	1,990,710
Mizuho Financial Group, 0.849%to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	600,000	598,484
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	1,695,000	1,779,190
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,367,000	1,484,922
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023 (n)	383,000	396,298
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	157,000	170,715
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,642,663
UBS Group AG, 3.491%, 5/23/2023 (n)	278,000	289,935
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	924,000	926,089
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	1,590,000	1,612,374
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,373,000	1,457,053
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,749,095

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	$2,242,000	$2,328,028
		$48,155,225
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$560,000	$579,830
Cigna Corp., FLR, 0.896% (LIBOR - 3mo. + 0.65%), 9/17/2021	1,734,000	1,734,341
HCA, Inc., 5%, 3/15/2024	1,692,000	1,895,579
		$4,209,750
Medical Equipment – 0.1%
Zimmer Biomet Holdings, Inc., FLR, 0.977% (LIBOR - 3mo. + 0.75%), 3/19/2021	$511,000	$511,090
Metals & Mining – 2.1%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$533,000	$573,106
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	900,000	1,034,555
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	899,000	938,456
Glencore Funding LLC, 3%, 10/27/2022 (n)	848,000	877,116
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,467,181
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	300,000	330,496
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,090,771
Steel Dynamics, Inc., 4.125%, 9/15/2025	2,420,000	2,474,988
		$8,786,669
Midstream – 1.7%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$569,000	$572,074
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	968,000	973,339
MPLX LP, 3.5%, 12/01/2022	2,340,000	2,452,491
MPLX LP, 3.375%, 3/15/2023	642,000	676,378
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	784,958
Western Midstream Operating LP, 4.1%, 2/01/2025	796,000	758,190
Western Midstream Operating LP, FLR, 2.116% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,222,000	1,136,460
		$7,353,890
Mortgage-Backed – 1.6%
Fannie Mae, 5.5%, 5/01/2025	$5,566	$5,660
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	831,361	953,969
Fannie Mae, 2%, 5/25/2044	1,445,182	1,482,775
Freddie Mac, 1.022%, 4/25/2024 (i)	579,112	14,130
Freddie Mac, 1.7%, 4/25/2030 (i)	6,153,812	782,569
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,854,219	3,107,757
Freddie Mac, 2%, 7/15/2042	554,267	573,899
		$6,920,759
Municipals – 2.2%
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	$235,000	$237,383
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	280,000	284,172
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	300,000	303,642
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	730,000	742,549
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.659%, 3/01/2022	135,000	135,049
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.764%, 3/01/2023	595,000	595,339
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	4,091,000	3,990,852
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	455,000	457,698
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	465,000	469,153
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	440,000	444,039
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,060,000	1,075,190
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	680,000	683,223
		$9,418,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$111,000	$120,611
Oils – 1.3%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,919,000	$2,103,245
Phillips 66, FLR, 0.833% (LIBOR - 3mo. + 0.6%), 2/26/2021	1,196,000	1,196,128
Valero Energy Corp., 1.2%, 3/15/2024	1,900,000	1,891,951
Valero Energy Corp., 2.85%, 4/15/2025	171,000	179,451
		$5,370,775
Other Banks & Diversified Financials – 3.2%
American Express Co., 3.7%, 11/05/2021	$497,000	$513,535
BBVA USA, 3.5%, 6/11/2021	1,920,000	1,954,808
BBVA USA, 2.875%, 6/29/2022	2,443,000	2,517,226
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,231,270
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,504,180
Groupe BPCE S.A., FLR, 1.489% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,403,374
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,348,000	1,390,098
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	523,000	525,095
SunTrust Banks, Inc., 2.8%, 5/17/2022	2,056,000	2,135,635
UBS AG, 1.75%, 4/21/2022 (n)	390,000	397,079
		$13,572,300
Personal Computers & Peripherals – 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$164,000	$175,091
Pharmaceuticals – 2.3%
AbbVie, Inc., 2.15%, 11/19/2021 (n)	$834,000	$849,490
AbbVie, Inc., 3.45%, 3/15/2022 (n)	886,000	918,986
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	2,962,000	3,021,433
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	1,724,000	1,812,580
Bristol-Myers Squibb Co., FLR, 0.66% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	444,000	445,615
Royalty Pharma PLC, 0.75%, 9/02/2023 (n)	1,481,000	1,478,281
Upjohn, Inc., 1.125%, 6/22/2022 (n)	1,200,000	1,209,225
		$9,735,610
Real Estate - Office – 0.2%
Corporate Office Property LP, 2.25%, 3/15/2026	$697,000	$704,987
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$399,000	$411,517
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	352,000	331,320
		$742,837
Specialty Stores – 0.3%
TJX Cos., Inc., 3.5%, 4/15/2025	$960,000	$1,069,222
Telecommunications - Wireless – 0.9%
American Tower Corp., REIT, 2.25%, 1/15/2022	$500,000	$511,472
Crown Castle International Corp., 3.15%, 7/15/2023	1,037,000	1,102,775
Crown Castle International Corp., 1.35%, 7/15/2025	257,000	259,789
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	1,901,000	2,085,967
		$3,960,003
Tobacco – 1.1%
B.A.T. Capital Corp., 2.764%, 8/15/2022	$692,000	$717,164
B.A.T. Capital Corp., 3.222%, 8/15/2024	1,047,000	1,120,203
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,136,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Philip Morris International, Inc., 1.125%, 5/01/2023	$796,000	$808,218
		$4,782,335
Transportation - Services – 1.1%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$2,656,000	$2,709,243
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	872,000	916,330
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	605,892
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	613,381
		$4,844,846
U.S. Government Agencies and Equivalents – 0.1%
National Credit Union Administration, FLR, 0.604% (LIBOR - 1mo. + 0.45%), 10/07/2020	$120,456	$120,443
National Credit Union Administration, FLR, 0.505% (LIBOR - 1mo. + 0.35%), 12/07/2020	302,563	302,606
		$423,049
U.S. Treasury Obligations – 14.1%
U.S. Treasury Notes, 0.125%, 6/30/2022	$18,900,000	$18,900,000
U.S. Treasury Notes, 0.125%, 9/30/2022	23,435,000	23,434,085
U.S. Treasury Notes, 2.375%, 1/31/2023 (f)	17,178,000	18,073,135
		$60,407,220
Utilities - Electric Power – 3.5%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$491,000	$497,770
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,470,000	2,548,718
FirstEnergy Corp., 4.25%, 3/15/2023	1,027,000	1,089,794
FirstEnergy Corp., 2.05%, 3/01/2025	492,000	499,286
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	509,813
Florida Power & Light Co., FLR, 0.64% (LIBOR - 3mo. + 0.38%), 7/28/2023	2,067,000	2,068,507
NextEra Energy, Inc., 2.9%, 4/01/2022	1,458,000	1,509,686
Pacific Gas and Electric Co., 1.75%, 6/16/2022	536,000	536,644
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 1.2%, 2/01/2026	1,463,000	1,455,188
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,635,000	1,669,602
WEC Energy Group, Inc., 3.1%, 3/08/2022	847,000	879,662
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,752,124
		$15,016,794
Total Bonds		$417,437,283
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	10,370,340	$10,370,340
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Markit CDX North America Investment Grade Index – December 2020 @ $80	Put	Merrill Lynch International	$46,476,775	$46,150,000	$332,425
Other Assets, Less Liabilities – 0.0%	102,988
Net Assets – 100.0%	$428,243,036
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,370,340 and $417,769,708, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $187,729,212, representing 43.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 Ltd., 2020-FL3, “B”, FLR, 3.902% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$192,000	$194,160
MF1 Ltd., 2020-FL3, “C”, FLR, 4.652% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	274,500	278,961
Total Restricted Securities			$473,121
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	153	$33,807,024	December – 2020	$9,023
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	38,000,000	centrally cleared	1.88%/Semi-annually	1.22% FLR (3-Month LIBOR)/Quarterly	$627,414	$—	$627,414
9/19/21	USD	23,300,000	centrally cleared	1.57%/Semi-annually	0.17% FLR (1-Month LIBOR)/Monthly	334,688	—	334,688
						$962,102	$—	$962,102
At September 30, 2020, the fund had liquid securities with an aggregate value of $365,203 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$60,830,269	$—	$60,830,269
Non - U.S. Sovereign Debt	—	4,539,486	—	4,539,486
Municipal Bonds	—	9,418,289	—	9,418,289
U.S. Corporate Bonds	—	131,376,464	—	131,376,464
Residential Mortgage-Backed Securities	—	14,683,642	—	14,683,642
Commercial Mortgage-Backed Securities	—	34,040,796	—	34,040,796
Asset-Backed Securities (including CDOs)	—	87,576,219	—	87,576,219
Foreign Bonds	—	75,304,543	—	75,304,543
Mutual Funds	10,370,340	—	—	10,370,340
Total	$10,370,340	$417,769,708	$—	$428,140,048
Other Financial Instruments
Futures Contracts – Assets	$9,023	$—	$—	$9,023
Swap Agreements – Assets	—	962,102	—	962,102
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,138,857	$174,288,293	$169,059,540	$2,721	$9	$10,370,340
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$39,149	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.